FINANCIAL INSTRUMENTS - Fair Value and Carrying Value (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Sep. 30, 2024 NOK (kr)	Dec. 31, 2023 USD ($)
Non-derivatives:
Equity Securities	$ 4,146		$ 3,736			$ 5,104
Long-term debt	2,584,131		2,862,240
Derivatives:
Financial instruments at fair value, current portion	0		121
Financial instruments at fair value, long-term portion	14,092		15,523
Long term receivables, non-designated swap contracts	8,400		11,700
Long term payables, non-designated swap contracts	1,100		0
Not designated as hedging instrument
Derivatives:
Financial instruments at fair value, current portion	0		100
Interest rate/ currency/ commodity swap contracts – short-term payables	$ 0		14,900
7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Non-derivatives:
Interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Non-derivatives:
Interest rate (in percentage)	8.25%	8.25%
7.75% senior unsecured sustainability-linked bonds due 2030
Non-derivatives:
Interest rate (in percentage)	7.75%	7.75%
NOK750 million senior unsecured floating rate bonds due 2029
Non-derivatives:
Aggregate debt amount | kr		kr 750,000,000			kr 750,000,000
Long-term debt	$ 74,300	kr 750,000,000	63,600	kr 724,000,000.0
Fair Value, Recurring | Carrying value
Non-derivatives:
Equity Securities	4,146		3,736
Derivatives:
Financial instruments at fair value, current portion	0		121
Financial instruments at fair value, long-term portion	14,092		15,523
Interest rate/ currency/ commodity swap contracts – short-term payables	0		14,884
Interest rate/ currency swap/ commodity contracts – long-term payables	6,146		103
Fair Value, Recurring | Fair value
Non-derivatives:
Equity Securities	4,146		3,736
Derivatives:
Financial instruments at fair value, current portion	0		121
Financial instruments at fair value, long-term portion	14,092		15,523
Interest rate/ currency/ commodity swap contracts – short-term payables	0		14,884
Interest rate/ currency swap/ commodity contracts – long-term payables	6,146		103
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Carrying value
Non-derivatives:
Long-term debt	150,000		150,000
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Fair value
Non-derivatives:
Long-term debt	151,500		150,975
Fair Value, Recurring | 8.875% senior unsecured sustainability-linked bonds due 2027 | Carrying value
Non-derivatives:
Long-term debt	150,000		150,000
Fair Value, Recurring | 8.875% senior unsecured sustainability-linked bonds due 2027 | Fair value
Non-derivatives:
Long-term debt	154,575		154,737
Fair Value, Recurring | 8.25% senior unsecured sustainability-linked bonds due 2028 | Carrying value
Non-derivatives:
Long-term debt	147,600		145,200
Fair Value, Recurring | 8.25% senior unsecured sustainability-linked bonds due 2028 | Fair value
Non-derivatives:
Long-term debt	152,213		149,874
Fair Value, Recurring | 7.75% senior unsecured sustainability-linked bonds due 2030 | Carrying value
Non-derivatives:
Long-term debt	144,400		0
Fair Value, Recurring | 7.75% senior unsecured sustainability-linked bonds due 2030 | Fair value
Non-derivatives:
Long-term debt	146,927		0
Fair Value, Recurring | NOK750 million senior unsecured floating rate bonds due 2029 | Carrying value
Non-derivatives:
Long-term debt	74,327		63,592
Fair Value, Recurring | NOK750 million senior unsecured floating rate bonds due 2029 | Fair value
Non-derivatives:
Long-term debt	$ 74,327		$ 63,778